Capital Stock and Changes in Capital Accounts (Details) - $ / shares	Jun. 30, 2023	Jun. 28, 2023	Jun. 08, 2023	Jun. 07, 2023	Apr. 17, 2023	Mar. 20, 2023	Feb. 08, 2023	Jan. 17, 2023	Dec. 31, 2022	Apr. 14, 2021
Capital Stock and Changes in Capital Accounts [Abstract]
Common stock, shares authorized (in shares)	1,000,000,000			1,000,000,000					1,000,000,000	500
Common stock, par value (in dollars per share)	$ 0.01			$ 0.01					$ 0.01	$ 0.01
Common stock, shares issued (in shares)	3,549,484		1,259,135	25,183,996					509,200
Common stock, shares outstanding (in shares)	3,549,484		1,259,135	25,183,996					509,200
Preferred stock, shares authorized (in shares)	100,000,000			100,000,000					100,000,000
Preferred stock, par value (in dollars per share)	$ 0.01			$ 0.01					$ 0.01
Preferred stock, shares issued (in shares)	525,930								519,172
Preferred stock, shares outstanding (in shares)	525,930								519,172
Series A Participating Preferred Stock [Member]
Capital Stock and Changes in Capital Accounts [Abstract]
Preferred stock, shares authorized (in shares)	1,000,000
Preferred stock, shares issued (in shares)	0
Preferred stock, shares outstanding (in shares)	0
Series B Preferred Stock [Member]
Capital Stock and Changes in Capital Accounts [Abstract]
Preferred stock, shares authorized (in shares)	500,000
Preferred stock, shares issued (in shares)	500,000
Preferred stock, shares outstanding (in shares)	500,000
Series C Preferred Stock [Member]
Capital Stock and Changes in Capital Accounts [Abstract]
Preferred stock, shares authorized (in shares)	20,000
Preferred stock, par value (in dollars per share)	$ 0.01
Preferred stock, shares issued (in shares)	10,991
Preferred stock, shares outstanding (in shares)	10,991	10,991			10,000			10,000
Series D Preferred Stock [Member]
Capital Stock and Changes in Capital Accounts [Abstract]
Preferred stock, shares authorized (in shares)	25,000
Preferred stock, par value (in dollars per share)							$ 0.01
Preferred stock, shares issued (in shares)	13,739								9,172
Preferred stock, shares outstanding (in shares)	13,739				9,172			9,172	9,172
Series E Preferred Stock [Member]
Capital Stock and Changes in Capital Accounts [Abstract]
Preferred stock, shares authorized (in shares)	10,000
Preferred stock, par value (in dollars per share)						$ 0.01
Preferred stock, shares issued (in shares)	1,200
Preferred stock, shares outstanding (in shares)	1,200